FAIR VALUE MEASUREMENTS (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 9 — FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on assessment of the assumptions that market participants would use in pricing the asset or liability.
The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying condensed consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts.
At June 30, 2022 and December 31, 2021, assets held in the Trust Account were comprised of $7,874 in cash and $287,534,896 in U.S. Treasury securities and $6,579 in cash and $284,373,197 in U.S. Treasury securities, respectively. During the six months ended June 30, 2022 and the year ended December 31, 2021, the Company did not withdraw any interest income from the Trust Account.
The following table presents the gross holding gain and loss and fair value of held-to-maturity securities at June 30, 2022 and December 31, 2021:
	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain/(Loss)	Fair Value(i)
June 30, 2022	U.S. Treasury Securities (Matured on 07/12/22, reinvested and mature on 08/25/22)	1	$287,534,896	$(10,910)	$287,523,986

December 31, 2021	U.S. Treasury Securities (Matured on 1/25/2022)	1	$284,373,197	$959	$284,374,156

(i)	Fair value of securities does not include cash held in trust in the amount of $7,874 and $6,579, as of June 30, 2022 and December 31, 2021, respectively.
At June 30, 2022, there were 13,800,000 Public Warrants and 18,560,000 Private Placement Warrants outstanding, respectively. At December 31, 2021, there were 13,800,000 Public Warrants and 15,800,000 Private Placement Warrants outstanding, respectively.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	Level	June 30, 2022	Level	December 31, 2021
Warrant liabilities – public warrants	1	$6,593,640	1	$9,798,000
Warrant liabilities – private placement warrants	3	$12,541,170	3	$11,422,018
FPA liabilities – committed	3	$2,759,038	3	$2,474,941
FPA liabilities – optional	3	$2,762,023	3	$2,533,104
Transfers to and from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. On January 14, 2021, the Company’s Class A ordinary shares and Public Warrants commenced trading separately on the New York Stock Exchange. As there is now a listed price on an active market, Public Warrants totaling $17,940,000 have been reclassified from a Level 3 to Level 1 instrument during the six months ended June 30, 2021. During the six months ended June 30, 2022, there were no changes between levels.
Subsequent to the detachment of the Public Warrants from the Units, the Public Warrants quoted market price is used as the fair value as of each relevant date. The fair value of the Private Placement Warrants is determined using a Black-Scholes-Merton model. The committed units of the FPA are valued using a discounted valuation of a reconstructed unit price and the optional units of the FPA are valued using the same reconstructed unit price within a Black-Scholes-Merton model framework. The Warrants and FPA are accounted for as liabilities in accordance with ASC 815-40. The warrant liabilities and FPA are measured at fair value at on a recurring basis, with changes in fair value presented in the statements of operations.
The following table provides quantitative information regarding Level 3 fair value measurement inputs at their measurement dates:
	At June 30, 2022	At December 31, 2021
Warrants- private placement
Common stock price	$10.27	$10.13
Volatility	4.5%	10.20%
Expected life of the options to convert	5.25 years	5.45 years
Risk free rate	3.01%	1.30%
Dividend yield	0%	0%
	At June 30, 2022	At December 31, 2021
FPA-committed
Common stock price	$10.27	$10.13
Time to maturity	0.25 year	0.45 year
Risk Free rate	1.72%	0.17%

FPA-optional
Common stock price	$10.27	$10.13
Volatility	4.5%	5.0%
Time to maturity	0.25 year	0.45 year
Risk Free rate	1.72%	0.17%
The common stock price is the closing price of the Class A ordinary shares as of June 30, 2022. Volatility assumptions are based on volatilities of the publicly traded warrants and guideline public companies in target industry. The most significant input is volatility and significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement. Time to maturity for the Private Placement Warrants is assumed to be equivalent to their remaining contractual term while for the FPA is the expected time to exercise. The risk-free rate is based on U.S. Treasury rates commensurate with the remaining time to expiration of the liability. The Company anticipates the dividend to remain at zero.
The following table presents the changes in the fair value of the Warrants and the FPA liabilities at June 30, 2022:
	Public Warrants	Private Placement Warrants	Total Warrant Liabilities	Committed FPA	Optional FPA	Total FPA Liabilities
Fair value as of December 31, 2021	$9,798,000	$11,422,018	$21,220,018	$2,474,941	$2,533,104	$5,008,045
Additional Private Placement Warrants May 25, 2022	—	2,760,000	2,760,000	—	—	—
Fair Value of Private Placement Warrants in excess of purchase price	—	81,153	81,153	—	—	—
Change in fair value	(3,204,360)	(1,722,001)	(4,926,361)	284,097	228,919	513,016
Fair value as of June 30, 2022	$6,593,640	$12,541,170	$19,134,810	$2,759,038	$2,762,023	$5,521,061
The following table presents the changes in the fair value of the Warrants and the FPA liabilities at June 30, 2021:
	Public Warrants	Private Placement Warrants	Total Warrant Liability	Committed FPA	Optional FPA	Total FPA Liability
Fair value as of December 31, 2020	$22,364,221	$16,867,946	$39,232,167	$2,947,167	$3,810,610	$6,757,777
Additional Private Placement Warrants May 25, 2021	—	2,760,000	2,760,000	—	—	—
Fair Value of Private Placement Warrants in excess of purchase price	—	(79,548)	(79,548)	—	—	—
Change in fair value	(6,908,221)	(4,652,842)	(11,534,063)	25,391	(209,500)	(184,109)
Fair value as of June 30, 2021	$15,456,000	$14,992,556	$31,903,209	$2,972,558	$3,601,110	$6,573,668

NOTE 9. FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts.
At December 31, 2021 and 2020, assets held in the Trust Account were comprised of $6,579 in cash and $284,373,197 in U.S. Treasury securities and $1,103 in cash and $278,773,543 in U.S. Treasury securities, respectively. During the year ended December 31, 2021 and the period from July 27,2020 (inception) to December 31, 2020, the Company did not withdraw any interest income from the Trust Account.
The following table presents the gross holding gain and loss and fair value of held-to-maturity securities at December 31, 2021 and 2020:
	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain/(Loss)	Fair Value(i)
December 31, 2021	U.S. Treasury Securities (Mature on 1/25/2022)	1	$284,373,197	$959	$284,374,156

December 31, 2020	U.S. Treasury Securities (Mature on 2/25/2021)	1	$278,773,543	$(1,423)	$278,772,120

(i)	Fair value of securities does not include cash held in trust in the amount of $6,579 and $1,103, as of December 31, 2021 and 2020, respectively.
At December 31, 2021 and 2020, there were 13,800,000 Public Warrants and 15,800,000 Private Placement Warrants outstanding and 13,800,000 Public Warrants and 10,280,000 Private Placement Warrants outstanding, respectively.
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	Level	December 31, 2021	Level	December 31, 2020
Warrant liability – Public Warrants	1	$9,798,000	3	$22,364,221
Warrant liability – Private Placement Warrants	3	$11,422,018	3	$16,867,946
FPA liability – committed	3	$2,474,941	3	$2,947,167
FPA liability – optional	3	$2,533,104	3	$3,810,610
Transfers to and from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. On January 14, 2021, the Company’s Class A shares and Public Warrants commenced trading separately on the New York Stock Exchange. As there is now a listed price on an active market, Public Warrants totaling $17,940,000 have been reclassified from a Level 3 to Level 1 instrument. During the year ended December 31, 2021, there were no changes between levels.
Subsequent to the detachment of the Public Warrants from the Units, the Public Warrants quoted market price is used as the fair value as of each relevant date. The fair value of the Private Placement Warrants is determined using a Black-Scholes-Merton model. The committed units of the FPA are valued using a discounted valuation of a reconstructed unit price and the optional units of the FPA are valued using the same reconstructed unit price within a Black-Scholes-Merton model framework. The Warrants and FPA are accounted for as liabilities in accordance with ASC 815-40. The warrant liabilities and FPA are measured at fair value at on a recurring basis, with changes in fair value presented in the statements of operations.
The following table provides quantitative information regarding Level 3 fair value measurement inputs at their measurement dates:
	As of December 31, 2021	As of December 31, 2020
Warrants- Private Placement
Common share price	$10.13	$9.77
Volatility	10.20%	22.59%
Expected life of the options to convert	5.45 years	5.95 years
Risk free rate	1.30%	0.50%
Dividend yield	0%	0%

FPA-committed
Common share price	$10.13	$9.77
Time to maturity	0.45 year	0.95 year
Risk Free rate	0.17%	0.10%

FPA-optional
Common share price	$10.13	$9.77
Volatility	5.0%	10%
Time to maturity	0.45 year	0.95 year
Risk Free rate	0.17%	0.10%
The common share price is the closing price of the Class A shares as of December 31, 2021. Volatility assumptions are based on volatilities from comparable publicly traded SPAC’s and implied volatilities from comparable publicly traded warrants. The most significant input is volatility and significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement. Time to maturity for the Private Placement Warrants is assumed to be equivalent to their remaining contractual term while for the FPA is the expected time to exercise. The risk-free rate is based on US Treasury rates commensurate with the remaining time to expiration of the liability. The Company anticipates the dividend to remain at zero.
The following table presents the changes in the fair value of the Warrants and the FPA liabilities:
	Public Warrants	Private Placement Warrants	Total Warrant Liabilities	Committed FPA	Optional FPA	Total FPA Liabilities
Fair value as of July 27, 2020 (inception)	$—	$—	$—	$—	$—	$—
Initial measurement on November 27, 2020	15,897,248	11,926,600	27,823,848	904,970	2,494,505	3,399,475
Change in fair value	6,466,973	4,941,346	11,408,319	2,042,197	1,316,105	3,358,302
Fair value as of December 31, 2020	22,364,221	$16,867,946	$39,232,167	$2,947,167	$3,810,610	$6,757,777
Additional Private Placement Warrants May 27, 2021	—	2,680,452	2,680,452	—	—	—
Additional Private Placement Warrants November 27, 2021	—	2,428,804	2,428,804	—	—	—
Change in fair value	(12,566,221)	(10,555,184)	(23,121,405)	(472,226)	(1,277,506)	(1,749,732)
Fair value as of December 31, 2021	$9,798,000	$11,422,018	$21,220,018	$2,474,941	$2,533,104	$5,008,045